RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Equity reservers impacted by financial instruments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges	[1]	$ (36)	$ 37	$ (89)
Cash flow hedges
Disclosure of risk management strategy related to hedge accounting [line items]
Balance, as at		(34)	(29)
Amount reclassified to profit or loss		2	7
Foreign currency revaluation of CAD borrowings		0	0
Foreign currency revaluation of net foreign operations		0	0
Valuation of investments in equity securities designated FVOCI		0	0
Tax Effect			(2)
Other		1	(10)
Balance, as at		(32)	(34)	(29)
Cash flow hedges | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges			(1)
Cash flow hedges | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges		(1)	1
Cash flow hedges | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges			0
Investments in equity securities
Disclosure of risk management strategy related to hedge accounting [line items]
Balance, as at		4	15
Amount reclassified to profit or loss		0	0
Foreign currency revaluation of CAD borrowings		0	0
Foreign currency revaluation of net foreign operations		0	0
Valuation of investments in equity securities designated FVOCI		19	(8)
Tax Effect			0
Other		(11)	(3)
Balance, as at		12	4	15
Investments in equity securities | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges			0
Investments in equity securities | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges		0	0
Investments in equity securities | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges			0
Foreign currency translation
Disclosure of risk management strategy related to hedge accounting [line items]
Balance, as at		(652)	(378)
Amount reclassified to profit or loss		0	0
Foreign currency revaluation of CAD borrowings		(49)	87
Foreign currency revaluation of net foreign operations		14	(324)
Valuation of investments in equity securities designated FVOCI		0	0
Tax Effect			(10)
Other		(13)	(69)
Balance, as at		(700)	(652)	$ (378)
Foreign currency translation | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges			0
Foreign currency translation | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges		$ 0	0
Foreign currency translation | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Change in Effective portion of Fair Value Hedges			$ 42

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).